Schedule of net sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gross Sales	R$ 55,979,819	R$ 45,910,424	R$ 39,004,511
Sales deductions	(7,636,514)	(6,440,724)	(5,557,531)
NET SALES	48,343,305	39,469,700	33,446,980
Total revenue	48,343,305	39,469,700	33,446,980
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross Sales	2,319,991	1,378,344	1,167,463
Sales deductions	(300,279)	(133,957)	(109,356)
NET SALES	2,019,712	1,244,387	1,058,107
Total revenue	2,019,712	1,244,387	1,058,107
Domestic [Member]
IfrsStatementLineItems [Line Items]
Gross Sales	30,700,510	26,017,981	21,645,253
Sales deductions	(5,891,621)	(5,032,862)	(4,155,774)
NET SALES	24,808,889	20,985,119	17,489,479
Total revenue	24,808,889	20,985,119	17,489,479
International [Member]
IfrsStatementLineItems [Line Items]
Gross Sales	22,959,318	18,514,099	16,191,795
Sales deductions	(1,444,614)	(1,273,905)	(1,292,401)
NET SALES	21,514,704	17,240,194	14,899,394
Total revenue	R$ 21,514,704	R$ 17,240,194	R$ 14,899,394